Loans Receivable, Net (Details) - Unsecured Loans Receivable [Member]	Jun. 30, 2025 USD ($)
Loans Receivable, Net [Line Items]
Principal amounts (in Dollars)	$ 19,180,000
Minimum [Member]
Loans Receivable, Net [Line Items]
Interest bearing at rates	4.00%
Maximum [Member]
Loans Receivable, Net [Line Items]
Interest bearing at rates	7.50%